Equity - Summary of Capital Stock (Detail) - shares shares in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Capital stock	2,100,832	2,100,832	2,072,922
Series A shares [member]
Disclosure of classes of share capital [line items]
Capital stock	992,078	992,078	992,078
Series D share [member]
Disclosure of classes of share capital [line items]
Capital stock	583,546	583,546	583,546
Series L share [member]
Disclosure of classes of share capital [line items]
Capital stock	525,208	525,208	497,298